Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions					3 Months Ended	9 Months Ended	12 Months Ended			18 Months Ended
	May 03, 2021	Apr. 06, 2021	Apr. 05, 2021	Apr. 01, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2023	Aug. 28, 2018	Jan. 27, 2014	Jan. 17, 2014
Subsequent Event [Line Items]
Common stock, shares authorized (in share)		1,000,000,000				1,000,000,000	150,000,000	150,000,000
Common stock, par value (in usd per share)	$ 0.01	$ 0.01				$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)		100,000,000
Preferred stock, par value (in usd per share)		$ 0.01
Granted (in shares)		1,183,871
Number of options granted						3,730,717	830,194	3,202,435	14,202,635
Unrecognized share-based compensation expense		$ 62.3				$ 119.1
Period for recognition		4 years				1 year
Price per share (in dollars per share)	$ 23.00
Options, cost not yet recognized							$ 0.8	$ 1.2	$ 1.1
Common stock, shares outstanding (in usd per share)						106,234,792	95,985,817	95,931,549
Omnibus Incentive Plan
Subsequent Event [Line Items]
Common stock, shares authorized (in share)		10,278,581
Award percentage of total common stock issued and outstanding (up to)		10.00%
Award percentage increase		5.00%
Options grant price percent of fair market value of company stock price (at least)		100.00%
Chief Executive Officer
Subsequent Event [Line Items]
Accelerated vesting, percent				100.00%
At IPO
Subsequent Event [Line Items]
Accelerated vesting, percent				60.00%
12months after IPO
Subsequent Event [Line Items]
Accelerated vesting, percent				20.00%
Accelerated vesting, period				12 months
18 months after IPO
Subsequent Event [Line Items]
Accelerated vesting, percent				20.00%
Accelerated vesting, period				18 months
Options
Subsequent Event [Line Items]
Period of acceleration				1 year
Accelerated cost					$ 195.1
Number of shares authorized											18,985,846	4,229,850	4,229,850
Options | Forecast
Subsequent Event [Line Items]
Accelerated cost										$ 89.9
Options | Chief Executive Officer
Subsequent Event [Line Items]
Period of acceleration				4 months
Options | 12months after IPO | Forecast
Subsequent Event [Line Items]
Accelerated cost				$ 118.0
Options | Second quarter 2021 | Forecast
Subsequent Event [Line Items]
Accelerated cost				$ 167.0
Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Granted (in shares)						1,199,315
Restricted Stock Units (RSUs) | Omnibus Incentive Plan
Subsequent Event [Line Items]
Number of options granted		3,683,217
Affiliate Of Anthem Inc (Investor) | Affiliated Entity
Subsequent Event [Line Items]
Ownership percent	3.90%
Private Placement
Subsequent Event [Line Items]
Consideration received on transaction	$ 92.0		$ 92.0
Expected closing period			30 days
Lock-up period			180 days
Number of shares issued in transaction	4,000,000